Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Provisions
Provisions	€ 14,580	€ 15,774
New or increased provisions	1,670
Utilizations of the provision	1,956
Other changes	(297)
ISAF SpA
Provisions
Provisions	176
Exploration & Production
Provisions
Other changes	231
Natural gas and oil products | Exploration & Production
Provisions
Short-term portion of the risk provisions	1,700
Provisions for site restoration, abandonment and social projects
Provisions
Provisions	8,622	€ 9,712
New or increased provisions	€ 135
Period to incur expenditures	50 years
Threshold period to start utilizations essentially	12 months
Utilizations of the provision	€ 824
Other changes	€ (272)
Provisions for site restoration, abandonment and social projects | Minimum
Provisions
Discount rate	1.70%	1.80%
Provisions for site restoration, abandonment and social projects | Maximum
Provisions
Discount rate	5.60%	5.30%
Provisions for decommissioning and dismantling costs [Member]
Provisions
Provisions	€ 442
Provisions for decommissioning and dismantling costs [Member] | UK
Provisions
Utilizations of the provision	243
Provisions for decommissioning and dismantling costs [Member] | Italy
Provisions
Utilizations of the provision	253
Provisions for decommissioning and dismantling costs [Member] | Libya
Provisions
Utilizations of the provision	111
Estimated costs for social projects | Exploration & Production
Provisions
Provisions	507
Estimated costs for social projects | Exploration & Production | Basilicata region [member]
Provisions
Provisions	230
Provisions for revisions of cost estimates
Provisions
New or increased provisions	79
Provisions for site restoration | Exploration & Production
Provisions
Provisions	7,557
Provisions for site abandonment
Provisions
New or increased provisions	55
Environmental provisions
Provisions
Provisions	3,542	€ 3,700
New or increased provisions	641
Utilizations of the provision	671
Other changes	(42)
Environmental provisions | Eni Rewind SpA
Provisions
Provisions	2,251
Environmental provisions | Refining and Chemicals
Provisions
Provisions	750
Provisions for current groundwater remediation activities
Provisions
New or increased provisions	294
Provisions for refining plants, depots, fuel distribution systems and oil pipelines [member]
Provisions
New or increased provisions	191
Provisions for remediation activities at petrochemical plants [member]
Provisions
New or increased provisions	78
Provisions for litigations
Provisions
Provisions	677	594
New or increased provisions	353
Utilizations of the provision	175
Other changes	26
Provisions for litigations | Exploration & Production
Provisions
Provisions	282
Provisions for taxes other than income taxes
Provisions
Provisions	173	158
New or increased provisions	19
Utilizations of the provision	18
Other changes	22
Provisions for taxes other than income taxes | Exploration & Production
Provisions
Provisions	142
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Provisions	188	229
New or increased provisions	89
Utilizations of the provision	132
Reinsurance receivables	34
Other changes	2
Provisions for losses on investments
Provisions
Provisions	237	234
New or increased provisions	6
Other changes	7
Provisions for Everen (ex OIL) insurance cover
Provisions
Provisions	99	€ 86
New or increased provisions	23
Utilizations of the provision	€ 1
Period for charging increased insurance premiums	5 years
Other changes	€ (7)